UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Brentwood, TN     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $1,216,397 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106     6627   343700 SH       Sole    None                0        0   343700
AERCAP HOLDINGS NV             SHS              n00985106     4504   391000 SH       Sole    None                0        0   391000
AMAZON COM INC                 COM              023135106    13577   100000 SH       Sole    None                0        0   100000
APPLE INC                      COM              037833100    28200   120000 SH       Sole    None                0        0   120000
CISCO SYS INC                  COM              17275r102    10412   400000 SH       Sole    None                0        0   400000
COPA HOLDINGS SA               CL A             p31076105     7085   116525 SH       Sole    None                0        0   116525
CREE INC                       COM              225447101     3553    50600 SH       Sole    None                0        0    50600
DECKERS OUTDOOR CORP           COM              243537107     3698    26800 SH       Sole    None                0        0    26800
E HOUSE CHINA HLDGS LTD        ADR              26852w103    13049   685700 SH       Sole    None                0        0   685700
FINISAR CORP                   COM NEW          31787a507     5357   342300 SH       Sole    None                0        0   342300
FINISH LINE INC                CL A             317923100     5948   363800 SH       Sole    None                0        0   363800
FIRST CASH FINL SVCS INC       COM              31942d107     1750    81000 SH       Sole    None                0        0    81000
FIRST SOLAR INC                COM              336433107    23144   188700 SH       Sole    None                0        0   188700
FIRST SOLAR INC                COM              336433107    30663   250000 SH  Call Sole    None                0        0   250000
FORD MTR CO DEL                COM PAR $0.01    345370860    16474  1310600 SH       Sole    None                0        0  1310600
FOSTER WHEELER AG              COM              h27178104    11003   405400 SH       Sole    None                0        0   405400
FREEPORT-MCMORAN COPPER & GO   COM              35671d857     7026    84100 SH       Sole    None                0        0    84100
GENERAL ELECTRIC CO            COM              369604103     8490   466500 SH       Sole    None                0        0   466500
GOLDMAN SACHS GROUP INC        COM              38141g104     9879    57900 SH       Sole    None                0        0    57900
GOOGLE INC                     CL A             38259p508    10719    18900 SH       Sole    None                0        0    18900
HARBIN ELECTRIC INC            COM              41145W109     4810   222800 SH       Sole    None                0        0   222800
HOME INNS & HOTELS MGMT INC    SPON ADR         43713w107     3074    93900 SH       Sole    None                0        0    93900
HUMAN GENOME SCIENCES INC      COM              444903108    12080   400000 SH       Sole    None                0        0   400000
INTEL CORP                     COM              458140100    24789  1112100 SH       Sole    None                0        0  1112100
JPMORGAN CHASE & CO            COM              46625h100    16739   374050 SH       Sole    None                0        0   374050
KNOLL INC                      COM NEW          498904200     7086   629900 SH       Sole    None                0        0   629900
KULICKE & SOFFA INDS INC       COM              501242101     3142   433350 SH       Sole    None                0        0   433350
LEAR CORP                      COM NEW          521865204     4326    54517 SH       Sole    None                0        0    54517
LEXMARK INTL NEW               CL A             529771107    11982   332100 SH       Sole    None                0        0   332100
MCCLATCHY CO                   CL A             579489105     3005   612000 SH       Sole    None                0        0   612000
MCMORAN EXPLORATION CO         COM              582411104     8984   614100 SH       Sole    None                0        0   614100
OFFICEMAX INC DEL              COM              67622p101     9836   599000 SH       Sole    None                0        0   599000
PIER 1 IMPORTS INC             COM              720279108    12990  2039200 SH       Sole    None                0        0  2039200
POWER-ONE INC                  COM              739308104     2969   710400 SH       Sole    None                0        0   710400
SEAGATE TECHNOLOGY             SHS              g7945j104    22825  1250000 SH  Call Sole    None                0        0  1250000
SEAGATE TECHNOLOGY             SHS              g7945j104    80344  4400000 SH       Sole    None                0        0  4400000
SOURCEFIRE INC                 COM              83616T108     2717   118400 SH       Sole    None                0        0   118400
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103   702000  6000000 SH  Call Sole    None                0        0  6000000
SYBASE INC                     COM              871130100     6993   150000 SH       Sole    None                0        0   150000
THOMPSON CREEK METALS CO INC   COM              884768102     4090   302300 SH       Sole    None                0        0   302300
TRINA SOLAR LIMITED            SPON ADR         89628e104    11695   479100 SH       Sole    None                0        0   479100
TRW AUTOMOTIVE HLDGS CORP      COM              87264s106     5962   208600 SH       Sole    None                0        0   208600
URBAN OUTFITTERS INC           COM              917047102     7724   202900 SH       Sole    None                0        0   202900
VEECO INSTRS INC DEL           COM              922417100    18992   436800 SH       Sole    None                0        0   436800
VISA INC                       COM CL A         92826c839     4151    45600 SH       Sole    None                0        0    45600
WESTLAKE CHEM CORP             COM              960413102     1934    75000 SH       Sole    None                0        0    75000